Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies
Changes to Significant Accounting Policies
There have been no changes to significant accounting policies as reported in the audited condensed consolidated financial statements of AIIG for the year ended December 31, 2024. The Company has included the Earnings per Share policy, which is a newly updated policy to reflect the Corporate Contribution for the unaudited condensed consolidated financial statements of the Company for the nine months ended September 30, 2025. The Company has also included the fair value of financial instruments policy, which establishes the fair value hierarchy.
Deferred Transaction Costs
Deferred transaction costs consist of direct incremental legal, accounting, and consulting fees relating to the Company’s IPO. The deferred transaction costs were offset against the IPO proceeds upon the completion of the offering in accordance with ASC
340-10-S99-1.
A total of $4,227 of transaction costs were offset against the IPO proceeds and reported as a reduction to additional paid in capital (APIC) during the nine months ended September 30, 2025. As of September 30, 2025 and December 31, 2024, there were no deferred transaction costs capitalized in other assets in the condensed consolidated balance sheets.
Restricted Stock
The restricted stock awards are subject to a service condition and are accounted for as equity under ASC 718. The restricted stock awards are valued based on the fair value of the underlying award, which is the closing price of the Company’s Common Stock on the date of grant. The Company recognizes the compensation cost for the restricted stock awards on a straight-line basis over the awards’ vesting period as general and administrative expenses within the Company’s condensed consolidated statements of operations and comprehensive income. All shares issued to date have vested immediately. The Company recognizes any award forfeitures when they occur.
In connection with the restricted stock awards, the Company satisfies employee tax withholding obligations related to the vesting of restricted stock by withholding a portion of the shares otherwise issuable to employees. The shares withheld are immediately retired and are not held as treasury stock. As a result, both the number of shares issued and outstanding are reduced by the number of shares withheld and retired. The cash paid to tax authorities for these withheld shares is classified as a financing activity in the condensed consolidated statement of cash flows.
Earnings per Share
Basic net income per share is computed by dividing net income available to common shareholders by the weighted-average common shares outstanding during the period. Diluted earnings per share is computed by dividing the Company’s net income available to shareholders, by the weighted average number of shares outstanding during the period plus the impact of all potentially dilutive shares, such as preferred shares, unvested shares and options. The dilutive impact of share options and unvested shares is determined by applying the treasury stock method and the dilutive impact of any preferred shares is determined by applying the “if converted” method. The Company did not have any dilutive instruments for the period, and therefore, diluted earnings per share is equal to basic earnings per share. There are no unvested shares issued or outstanding.

Fair Value of Financial Instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date (an exit price). ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”) establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
The three levels of the hierarchy are as follows:

Level 1 :	Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.

Level 2 :	Pricing inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 pricing inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 :	Pricing inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. The inputs used in determination of fair value require significant judgment and estimation.
When fair value inputs fall within different levels of the fair value hierarchy, the level in the fair value hierarchy within which the asset or liability is categorized in its entirety is determined based on the lowest level input that is significant to the asset or liability. Assessing the significance of a particular input to the valuation of an asset or liability in its entirety requires judgment and considers factors specific to the asset or liability. The categorization of an asset or liability within the hierarchy is based upon the pricing transparency of the asset or liability and does not necessarily correspond to the perceived risk of that asset or liability.
Cash and cash equivalents, and restricted cash approximate fair value and are therefore excluded from the leveling table seen in Note 5 – “
Fair Value Measurements
.” The cost basis is determined to approximate fair value due to the short-term duration of the financial instruments.
Recently Issued Accounting Pronouncements Not Yet Adopted
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, which amended the guidance in ASC 740 to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The guidance applies to all entities subject to income taxes and will be applied prospectively with the option to apply it retrospectively for each period presented. For public business entities, the new requirements will be effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact and does not expect that this update will have a material impact on its consolidated financial condition or results of operations, but the ASU will require additional disclosures in the annual condensed consolidated financial statements.

In November 2024, the FASB issued ASU
2024-03,
Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic
220-40)
. This ASU requires disaggregated disclosure of income statement expenses, such as employee compensation and depreciation, for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the condensed consolidated financial statements. The ASU also requires disclosure of a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU
2024-03
is effective for all public business entities for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company will adopt the guidance on December 31, 2027, and is currently assessing the impact of this ASU on the condensed consolidated financial statements and related disclosures.
In October 2025, the FASB issued ASU
No. 2025-06,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Accounting for and Disclosure of Internally Developed Software, which provides updated guidance on the recognition, measurement, and disclosure of costs incurred in connection with internally developed software. The new standard is intended to align accounting practices for software that is developed in-house
with recent advancements in technology and current industry practices.
ASU 2025-06
is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact of ASU
2025-06
on its consolidated financial statements and related disclosures.

2.	Summary of Significant Accounting Policies
Cash and Cash Equivalents
Cash and cash equivalents include demand deposits with financial institutions and other highly- liquid short-term investments with original maturities of three months or less. These amounts are carried at cost, which approximates fair value. Any net negative cash balances with any individual financial institution in which conditions for the right of set off are met are excluded from cash and cash equivalents. These amounts represent outstanding checks or drafts not yet cleared by the financial institution and are reclassified to liabilities and presented as book overdraft in the Consolidated Balance Sheets. The balance for book overdraft was zero as of December 31, 2024 and December 31, 2023.
Restricted Cash
Restricted cash represents cash deposits held by certain states in which the Company’s insurance subsidiary conducts business to meet regulatory requirements and is not available for immediate business use. Restricted cash related to individual state regulatory deposits was $536 and $523 as of December 31, 2024 and December 31, 2023, respectively.
Investments
Fixed Maturity Securities
The Company currently classifies all of its investments in debt securities and short-term investments as available-for-sale
and reports them at fair value. Short-term investments consist of investments in interest-bearing assets with original maturities of twelve months or less. The Company records subsequent changes in value through the date of disposition as unrealized holding gains and losses, net of taxes, and includes them as a component of accumulated other comprehensive income until reclassified to earnings upon sale. Realized gains and losses on the sale of investments are determined using the specific-identification method and included in earnings. The Company amortizes any premium or discount on fixed maturities over the remaining maturity period of the related securities using the effective interest method and reports the amortization in net investment income. The Company recognizes dividends and interest income when earned.
Quarterly, the Company performs an assessment of investments to determine if any are impaired as the result of a credit loss. An investment is impaired when the fair value of the investment declines to an amount less than the cost or amortized cost of that investment. For each fixed-income security in an unrealized loss position, if the intent is to sell the security or that it is more likely than not that the Company will be required to sell the security before recovery of the cost or amortized cost basis for reasons such as liquidity needs, contractual or regulatory requirements, the security’s entire decline in fair value is recorded in earnings. If the intent is not to sell the security or it is not more likely than not that the Company will be required to sell the security, the Company will evaluate whether any impairment is attributable to credit-related factors. Such evaluation includes consideration of factors such as:

•	Failure of the issuer of the security to make scheduled interest or principal payments

•	Downgrades in the security’s credit rating since acquisition by 3 or more notches

•	Adverse conditions specifically related to the security, an industry, or geographic area

•	Changes in the financial condition of the issuer of the security

•	The payment structure of the security and the likelihood of the issuer being able to make payments that increase in the future
Upon determination of a credit-related impairment, an allowance for credit losses (ACL) will be recognized and is measured as the amount by which the security’s amortized cost basis exceeds the entity’s best estimate of the present value of cash flows expected to be collected. The allowance is limited to the difference between the amortized cost basis and the security’s fair value. Subsequent recovery of any previously recorded impairment will be recognized through reversal of the ACL.
Fair Value of Financial Instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date (an exit price). ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”) establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
The three levels of the hierarchy are as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.

Level 2:	Pricing inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 pricing inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3:	Pricing inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. The inputs used in determination of fair value require significant judgment and estimation.
When fair value inputs fall within different levels of the fair value hierarchy, the level in the fair value hierarchy within which the asset or liability is categorized in its entirety is determined based on the lowest level input that is significant to the asset or liability. Assessing the significance of a particular input to the valuation of an asset or liability in its entirety requires judgment and considers factors specific to the asset or liability. The categorization of an asset or liability within the hierarchy is based upon the pricing transparency of the asset or liability and does not necessarily correspond to the perceived risk of that asset or liability.
Cash and cash equivalents, and restricted cash approximate fair value and are therefore excluded from the leveling table seen in Note 5 – “
Fair Value Measurements
.” The cost basis is determined to approximate fair value due to the short-term duration of the financial instruments.

Premiums Receivable
Generally, premiums are collected prior to or during the policy period as permitted under the Company’s payment plans. Premium receivables include amounts due from policyholders and agents for billed and uncollected premiums. Credit risk is minimized through the effective administration of policy payment plans whereby the rules governing policy cancellation minimize circumstances in which the Company extends insurance coverage without having received the corresponding premiums. The Company performs a policy-level evaluation to determine the extent the premium receivable balance exceeds the unearned premium balance. For these policies, an allowance for credit losses is estimated based on the length of collection periods, the creditworthiness of the insured, and historical experience. Cancellations are issued for policies with premiums outstanding for a period greater than is contractually permitted. As of December 31, 2024 and December 31, 2023, the Company recorded an allowance for credit losses of $3,077 and $2,617, respectively, for the expected credit losses related to premiums receivable.
Property and Equipment
Property and equipment are carried at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives as follows: furniture, 7 years; vehicle fleet, 7 years; leasehold improvements, 7 years; and computer equipment, 3 years. Leasehold improvements are amortized over the shorter of the lease term or the asset’s useful life, which is 7 years. Internally developed software is amortized over its estimated useful life of 3 years. Costs for internally developed software are capitalized during the application development stage. Expenditures for maintenance and repairs that do not improve or extend the life of the respective assets are expensed as incurred. The Company reviews its property and equipment for impairment annually and/or whenever changes in circumstances indicate that the carrying amount may not be recoverable.
Premium Revenue
Premium revenue is earned on a daily pro rata basis over the contract period of the related insurance policies that are in force and is included in direct premiums earned. The portion of premiums not earned at the end of the year is recorded as unearned premiums. Premiums collected prior to the policy effective date are recorded as advance premiums on the Consolidated Balance Sheets.
Policy Fees
Policy fees, which represent managing general agency (MGA) fees paid by policyholders to the Company’s managing general agency subsidiary, AIMGA, (through the Company’s insurance subsidiary, AIIC) on all new and renewal insurance policies, are recognized as income at policy inception date, which coincides with the completion of the AIMGA’s performance obligation (upon completion of the placement of the policy).
Deferred Policy Acquisition Costs, Net of Ceding Commissions
Direct acquisition expenses, which primarily consist of commissions and premium taxes and other acquisition costs that vary with, and are directly related to the successful acquisition of insurance contracts, net of ceding commissions, are deferred and amortized to expense in proportion to the premium earned, generally over a period of one year. Ceding commissions from reinsurance agreements are recorded as a reimbursement for acquisition costs. If the amount of unearned ceding commission exceeds the amount of deferred acquisition costs of the business ceded, the net amount is recorded as a separate liability. As of

December 31, 2024 and December 31, 2023, the Company has deferred ceding commission liabilities of $(70,734) and $(48,217), respectively. Unamortized deferred policy acquisition costs are subject to premium deficiency testing, as further discussed in Premium Deficiency Reserve policy below.
Reinsurance
Reinsurance is used to reduce the exposure to losses arising from direct insurance policies, manage capacity and protect capital resources. However, the Company remains liable for all losses it incurs to the extent that any reinsurer is unable or unwilling to make timely payments under its reinsurance agreements. To minimize exposure to losses related to a reinsurer’s inability to pay, the financial condition of such reinsurer is evaluated initially upon placement of the reinsurance and periodically thereafter. In addition to considering a reinsurer’s financial condition, the collectability of the reinsurance recoverable is evaluated regularly based on other factors. Such factors include the amounts outstanding, length of collection periods, disputes, any collateral or letters of credit held and other relevant factors.
The accounting for reinsurance contracts depends on whether the reinsurance contract reinsures short-duration or long-duration insurance contracts, whether the reinsurance contract meets certain risk transfer conditions, and whether the reinsurance contract is prospective or retrospective. When the ceding company is indemnified by the reinsurer against the loss or liabilities (i.e., risk transfer), reinsurance accounting is required.
In establishing an allowance for credit losses related to reinsurance recoverables, the Company has elected to use a probability of default and loss-given default model. This model is applied to pools of recoverables that share similar risk characteristics, including risk ratings and availability of collateral. Management evaluates assumptions used within the allowance for credit loss analysis on a quarterly basis considering changes in credit ratings, probability of default rates, and changes in reinsurance recoverables balances. Management utilizes the aforementioned analysis of assumptions to estimate a range of possible current expected credit losses for the exposed population of reinsurance recoverables. As of December 31, 2024 and December 31, 2023, the exposure from this analysis was not considered material.
Reinsurance recoverables include reinsurance recoverables on paid losses and reinsurance recoverables on unpaid losses. Reinsurance recoverables on paid losses represent amounts currently due from reinsurers. Reinsurance recoverables on unpaid losses represent amounts that will be collectible from reinsurers once the losses are paid to the insured. Reinsurance recoverables on unpaid losses are estimated in a manner consistent with the Company’s estimate of unpaid losses and loss adjustment expenses associated with the insured business.
Reinsurance premiums, commissions, and expense reimbursements related to reinsured business are accounted for on a basis consistent with the basis used in accounting for the original policies issued and the terms of the reinsurance contracts. Ceded reinsurance premiums are reported as a reduction of premium earned and are recognized over the remaining policy period based on the reinsurance protection provided. Ceded reinsurance premiums applicable to reinsurance ceded for unearned premiums are reported as prepaid reinsurance premiums in the Consolidated Balance Sheet and represents the unexpired portion of premiums ceded to reinsurers. Ceded reinsurance policies are reflected as reinsurance payable. Ceded losses and loss adjustment expenses (“LAE”) are also accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the relevant reinsurance agreement and are recorded as reductions to losses and LAE incurred. Ceding commissions received in connection with reinsurance are accounted for as a reduction of deferred policy acquisition costs. Ceded premiums on the catastrophe bonds are treated similar to multi-year treaties.

The Company participates in a
“take-out
program” through which the Company assumes insurance policies held by Citizens Property Insurance Corporation (“Citizens”), a Florida state-supported insurer. The take-out
program is a legislatively mandated program designed to reduce the state’s risk exposure by encouraging private companies to assume policies from Citizens. Premiums assumed from Citizens are included in gross premiums earned and recognized over the remaining contract period of the assumed policy.
Premium Deficiency Reserve
If the sum of existing policies’ expected losses and LAE, deferred policy acquisition costs and policy maintenance costs (such as costs to store records and costs incurred to collect premiums and pay commissions) exceeds the related unearned premiums, a premium deficiency is determined to exist. The Company does not consider anticipated investment income in determining if a premium deficiency exists. In this event, deferred policy acquisition costs are immediately expensed to the extent necessary to eliminate the premium deficiency. If the premium deficiency exceeds deferred policy acquisition costs, a liability is accrued for the excess deficiency. No accruals for premium deficiency were considered necessary as of December 31, 2024 and December 31, 2023.
Liability for Unpaid Losses and Loss Adjustment Expenses
Liability for unpaid losses and LAE represent management’s best estimate of the ultimate cost of settling all unpaid reported and unreported losses and LAE, net of salvage and subrogation recoveries. The liability for unpaid losses and LAE include: (1) the accumulation of individual case estimates for claims and claim adjustment expenses reported prior to the close of the accounting period; (2) actuarial estimates of claims incurred but not yet reported (“IBNR”); and (3) estimates of expenses for investigating and adjusting claims based on experience of the Company and the industry. The Company estimates and accrues its right to subrogate reported or estimated claims against other parties. Subrogated claims are recorded at amounts estimated to be received from the subrogated parties, net of related costs and netted against the reserves for unpaid loss and LAE.
The establishment of appropriate reserves, including reserves for catastrophe losses, is an inherently uncertain and complex process. Inherent in the estimates of ultimate claims and subrogation are expected trends in loss severity, frequency, payment patterns and other factors (including known and anticipated regulatory and legal developments, changes in social attitude, inflation, and economic conditions) that may vary as claims are settled. In addition, the Company’s policyholders are subject to adverse weather conditions, such as hurricanes, tornadoes and tropical storms. Although considerable variability is inherent in such estimates, management believes that the reserves for losses and LAE are reasonably stated. The estimates prior to the balance sheet date are continually monitored and reviewed, and as settlements are made or reserves adjusted as experience develops or new information becomes known, the differences are reported in current operations. Salvage and subrogation recoveries are estimated based on a review of the level of historical salvage and subrogation recoveries. The Company does not discount its unpaid loss and LAE reserves. Unpaid loss and LAE reserves are recorded net of reinsurance.
Long-Term Debt
Long-term debt includes the Company’s surplus notes. Surplus notes are generally classified as a liability recorded on the Consolidated Balance Sheets at carrying value.
On June 27, 2007, the Company entered into a $7,000 surplus note with State Board Administration of Florida (the “SBAF”) under Florida’s Insurance Capital
Build-Up
Incentive Program (the “Program”). The

term of the surplus note is 20 years and accrues interest, adjusted quarterly based on the
10-year
Constant Maturity Treasury Rate. The effective interest rate paid on the surplus note was 3.75% and 4.59% for the years ended December 31, 2024 and December 31, 2023, respectively. As of December 31, 2024 and December 31, 2023 the Company had approximately $1,029 and $1,441 of the surplus note outstanding, respectively. Refer to Note 11 –
“
Long-term Debt
”
to these consolidated financial statements for further information.
Temporary Members’ Equity – Class B Units
Owner of Class B units have the right in certain circumstances to require us to purchase all or a portion of their equity interests at fair value as defined in the applicable agreements, as determined by the Board of Directors. The Class B units were issued as compensation to the Founder of the Company, vested immediately and contained a right to convert into Class A units which is exercisable upon termination of employment of the Founder. The Class B units also include a puttable redemption feature which provide compensation to the Class B unitholders upon death or disability while employed, thus these are determined to be temporary members’ equity.
Members’ Equity
Members’ equity consists of two classes of units that were issued to members: A and C. A unitholders are entitled to one vote for each unit. C unitholders are not entitled to vote. The A units were issued in exchange for capital contributions and vested immediately. The A unitholders were entitled to the return of their original capital contributions made plus interest at the rate of 12% per annum. The capital contributions plus interest, representing the preferred return, were repaid in 2007, the same year of issuance. As such, no further obligations exist with respect to the preferred return, but the capital remains outstanding with respect to A units. The C units were issued to employees at the Company in exchange for services and vested immediately with no conversion options. The Company has analyzed these awards under both ASC 718,
Compensation – Stock Compensation
(“ASC 718”) and ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and concluded that these awards should be classified as equity.
Guaranty Fund and Residual Market Pool Assessments
Insurance companies are required to participate in guaranty funds for insolvent insurance companies and other statutory insurance entities. The guaranty funds and other statutory entities periodically levy assessments against all applicable insurance companies doing business in the state and the amounts and timing of those assessments are unpredictable.
The Company’s insurance subsidiary is subject to assessments by the Florida Insurance Guaranty Association (“FIGA”), a residual market pool, and a state catastrophe reinsurance pool. The activities of this fund and these pools include collecting funds from solvent insurance companies to cover losses resulting from the insolvency or rehabilitation of other insurance companies or deficits generated by Citizens Property Insurance Corporation (“Citizens”) and the Florida Hurricane Catastrophe Fund (“FHCF”). The Company’s policy is to recognize its obligation for guaranty fund and residual market pool assessments when it has the information available to reasonably estimate its liabilities. The Company accrues a liability for estimated insurance assessments as direct premiums are written. To recover assessments which are paid in advance to the guaranty fund or other insurance-related entity, the Company recoups such assessments from policyholders in the form of a policy surcharge. Once the recoupment period begins, the entire recoupment amount is recorded as an asset in the Consolidated Balance Sheet. For assessments that are collected from policyholders in advance of payment to the guaranty fund, the Company records a liability in the Consolidated Balance Sheet to reflect the amounts collected but unremitted.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions and the Company’s investment portfolio. At December 31, 2024 and December 31, 2023, the Company’s cash deposits at any one bank generally exceed the Federal Deposit Insurance Corporation’s $250 coverage limit for insured deposit accounts. For those banks where the Company’s deposits exceed $250, the Company regularly reviews the financials reports and credit ratings of the banks for any indication of financial stress. The Company determined that no indication of financial stress was evident in any bank where Company deposits exceeded $250 at December 31, 2024 and December 31, 2023.
To manage exposure to credit risk in its investment portfolio, the Company focuses primarily on higher-quality, fixed-income securities, reviews the credit strength of all entities in which it invests, limits its exposure in any one investment, and monitors portfolio quality, taking into account credit ratings assigned by recognized credit-rating organizations.
Additionally, reinsurance agreements potentially subject the Company to concentrations in credit risk. The Company remains liable for claims payments in the event that any reinsurer is unable to meet its obligations under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company contracts with a number of reinsurers to secure its annual reinsurance coverage, which generally becomes effective either January 1 st
, April 1
st
or June 1
st
of each year. As of December 31, 2024 and December 31, 2023, 41% and 39% of the Company’s premiums recoverable were related to one reinsurer.
The Company also faces concentration risk related to geography. Because the Company conducts the majority of its business in Florida, the financial results depend on the regulatory, legal, economic and weather conditions in Florida.
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines DTAs and DTLs on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.
The Company recognizes DTAs to the extent that it is believed that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, carryback potential if permitted under the tax law, and results of recent operations. If determined that the Company would be able to realize DTAs in the future in excess of their net recorded amount, the Company would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions in accordance with ASC 740,
Income Taxes
(“ASC 740”) on the basis of a
two-step
process in which (1) the Company will determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the
more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to tax positions in income tax expense.
Leases
The Company leases office space and vehicles under operating lease agreements that have initial terms ranging from two to six years. The Company determines if an arrangement is or contains a lease at inception, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. The Company evaluates contracts entered into to determine whether the contract involves the use of an asset. The Company then evaluates whether it controls the use of the asset, which is determined by assessing whether it obtains substantially all economic benefits from the use of the asset, and whether it has the right to direct the use of the asset. The Company also considers whether its service arrangements include the right to control the use of an asset. If these criteria are met and a lease has been identified, the Company accounts for the contract under the requirements of ASC 842,
Leases
(“ASC 842”). The Company elects not to record any lease with a term of 12 months or less on the Consolidated Balance Sheets. For such short-term leases, the Company recognizes the lease payments in expense on a straight-line basis over the lease term. The Company has no leases with variable lease payments.
If the contract is or contains a lease and the Company has the right to control the use of the identified asset, the right-of-use
(“ROU”) asset and the lease liability is measured from the lease component of the contract and recognized on the Consolidated Balance Sheet. For leases in which an implicit rate is not provided in the contract, the Company uses an incremental borrowing rate (IBR) based on the information available at the lease commencement date in determining the present value of lease payments. Since AIIG does not currently have any outstanding debt, which could provide an indication of the Company’s borrowing rate, management relied on an estimated credit rating and determined IBR based on available market data. The Company excludes options to extend or terminate a lease from its recognition as part of ROU assets and lease liabilities until those options are known and/or executed. The Company recognizes the ROU assets and lease liability over the lease term as the present value of all remaining payments, discounted by the rate determined at commencement on the Consolidated Balance Sheets. Operating leases are included in right-of-use
assets – operating leases and lease liabilities – operating leases on the Consolidated Balance Sheets.
Profit participation plan
The Company has a Profit Participation Plan (“PPP”) whereby certain key employees were granted the right to receive cash distributions from the Company based on specific participation ratios and hurdle values determined at the time of grant. The hurdle value is based on the Board of Directors determination of the GAAP book value of equity for the Company. The Company has determined that these distributions fall under ASC 718. The award agreement stipulates that cash distributions will only be made if the Company makes a cash distribution to unitholders and the equity value for the Company remains in excess of the hurdle value after the distribution to unitholders takes place. The distribution is also subject to Board approval.
As the payment for the participation plan is not certain until the board approves the payment amounts, the Company has determined that the liability and compensation cost will not be recognized until the date that the board declares the distributions effective each year. As such, the liability will be measured based on the amount expected to be paid as of the end of the reporting period after the recognition threshold is achieved and the liability is relieved through payment of the distribution.

Earnings Per Unit
Basic earnings per unit is calculated by dividing the net income attributable to unitholders by the weighted-average number of common units outstanding for the period.
It was determined in accordance with ASC 260,
Earnings Per Share
, (“ASC 260”), that the participants of the PPP are able to participate in undistributed earnings with common stock based on a predetermined formula on a nonforfeitable basis, thus representing a participating security. The Company applies the two-class
method to allocate income between the common unitholders and the PPP participants.
Diluted earnings per unit is computed by dividing the Company’s net income available to unitholders, by the weighted average number of units outstanding during the period plus the impact of all potentially dilutive units, such as preferred units, unvested units and options. The dilutive impact of unit options and unvested units is determined by applying the treasury stock method and the dilutive impact of any preferred units is determined by applying the “if converted” method. The Company did not have any dilutive instruments for the period and therefore diluted earnings per unit is equal to basic earnings per unit. There are no unvested units issued or outstanding.
Statutory Accounting
The Company’s insurance subsidiary is highly regulated and prepares and files financial statements in conformity with the statutory accounting practices prescribed and permitted by the Florida Office of Insurance Regulation (the “FLOIR”) and the National Association of Insurance Commissioners (“NAIC”), which differ from U.S. GAAP. The FLOIR requires insurance companies domiciled in Florida to prepare statutory financial statements in accordance with the NAIC Accounting Practices and Procedures Manual (the “Manual”), as modified by the FLOIR. Accordingly, the admitted assets, liabilities and capital and surplus as of December 31, 2024 and December 31, 2023 and the results of operations and cash flows, for the years ended December 31, 2024 and December 31, 2023 for their regulatory filings have been prepared in accordance with statutory accounting principles as promulgated by the FLOIR and the NAIC. The statutory accounting principles are designed primarily to demonstrate the ability to meet obligations to policyholders and claimants.
Emerging Growth Company
The Company is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups (JOBS) Act. Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until those standards apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date the Company (i) is no longer an EGC or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, the consolidated financial statements may or may not be comparable to companies that comply with new or revised accounting pronouncements as of public companies’ effective dates.
Recently Issued And Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”
or “ASC 326”). The amendments in this and the related ASUs introduce broad changes to accounting for credit impairment of financial instruments. The primary updates include the introduction of a new current expected credit loss (“CECL”) model that is based on expected rather than incurred losses for financial instruments measured at amortized cost and amends the accounting for impairment of available-for-sale
securities. This model incorporates past experience, current conditions and reasonable and supportable forecasts affecting collectability of these instruments. The amendments in this update are effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, the amendment is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. On January 1, 2023, the Company adopted the new guidance under ASC 326. This update requires financial assets (including receivables and reinsurance recoverables) measured at amortized cost to be presented net of an allowance for credit losses. Additionally, this update requires credit losses on available-for-sale
fixed maturity securities to be presented as an allowance rather than as a write-down, allowing an entity to also record reversals of credit losses in current period net income. The ASU further limited estimated credit losses relating to available-for-sale
securities to the amount which fair value is below amortized cost. The Company adopted ASC 326 using the modified retrospective method for all financial assets measured at amortized cost. Results for reporting periods beginning after January 1, 2023, are presented under ASC 326 while prior period amounts will continue to be reported in accordance with previously applicable U.S. GAAP. The Company has adopted the ASU and finalized the impact of ASC 326, and it did not require a material adjustment to retained earnings as of January 1, 2023, for the cumulative after-tax
effect of adopting this new standard.
In November 2023, the FASB issued ASU
2023-07
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which amended the guidance in ASC 280, Segment Reporting, to require a public entity to disclose significant segment expenses and other segment items on an annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures and all the disclosures required under ASC 280. The guidance is applied retrospectively to all periods presented in financial statements, unless it is impracticable. The guidance applies to all public entities and is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU
2023-07
for its 2024
year-end.
The adoption of the ASU did not have a material impact on the Consolidated Financial Statements.
Recently Issued But Not Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU
2023-09
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, which amended the guidance in ASC 740 to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The guidance applies to all entities subject to income taxes and will be applied prospectively with the option to apply it retrospectively for each period presented. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the requirements will be effective for annual periods beginning after December 15, 2025. The Company will adopt the guidance on January 1, 2026. With the Company’s insurance subsidiary being the only entity subject to income taxes, management is currently evaluating the impact and does not expect that this update will have a material impact on its consolidated financial condition or results of operations.
In November 2024, the FASB issued ASU
2024-03
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40).
This ASU requires disaggregated disclosure of income statement expenses, such as employee compensation and depreciation, for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. The ASU also requires disclosure of a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU
2024-03
is effective for all public business entities for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company will adopt the guidance on January 1, 2027, and is currently assessing the impact of this ASU on the consolidated financial statements and related disclosures.
Revision
The Company identified a revision between two assets held in the Catstyle account and revised the presentation as of and for the year ended December 31, 2023 from what was previously presented. The revision relates to the amount reported as cash in Note 3 – “
Variable Interest Entity
,” for Catstyle in 2023 and the amounts of cash and fixed maturity securities reported in the Consolidated Financial Statements for 2023. The revision is a result of treasury bonds held at Catstyle being misclassified as cash in the Consolidated Financial Statements.
The impacts of the revision on the previously issued Balance Sheet and Statement of Cash Flows for the year ended December 31, 2023 are as follows:

	As Previously Reported	Adjustments	As Adjusted
Balance Sheet:
Cash	$68,662	$(7,017)	$61,645
Fixed maturities, available-for-sale, at fair value	186,183	7,017	193,200
Statement of Cash Flows:
Purchases of fixed maturity securities	(41,142)	(7,017)	(48,159)
Net cash from (used in) investing activities	5,176	(7,017)	(1,841)
The impacts of the revision on Note 3 – “
Variable Interest Entity
,” in the previously issued financial statements for the year ended December 31, 2023 are as follows:

	As Previously Reported	Adjustments	As Adjusted
Cash	$7,036	$(7,017)	$19
Fixed maturities, available-for-sale, at fair value	—	7,017	7,017
The impacts of the revision on Note 4 – “
Investments”
in the previously issued financial statements for the year ended December 31, 2023 are as follows:

U.S. Treasury and U.S. government agencies	Amortized Cost	Allowance for Credit Loss	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
As previously reported	$94,700	—	—	$(1,163)	$93,537
Adjustments	7,017	—	—	—	7,017
As Adjusted	$101,717	—	—	$(1,163)	$100,554

The impacts of the revision on Note 5 – “
Fair Value Measurements”
in the previously issued financial statements for the year ended December 31, 2023 are as follows:

	Level 1
	As Previously Reported	Adjustments	As Adjusted
U.S. Treasury and U.S. government agencies	$93,537	$7,017	$100,554